Accrued Expenses - Summary of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Payables and Accruals [Abstract]
Accrued compensation	$ 439	$ 609	$ 434
Accrued legal and professional fees	97	193	27
Acquired in-process research and development	0	2,000	0
Other accrued expenses	191	46	28
Accrued expenses	$ 727	$ 2,848	$ 489